Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Operating Gains (Losses), Net [Abstract]
Gain (loss) on disposal of assets	$ 21	$ (348)	$ 3,840	$ (366)
Gain on disposal of subsidiaries	230	2,620	230	2,620
Other operating gains (losses), net	$ 251	$ 2,272	$ 4,070	$ 2,254